Restructuring (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring accruals	$ 10,606,000	$ 4,924,000	$ 26,909,000
Cumulative restructuring costs	234,600,000
Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges	40,600,000
General, administrative, restructuring, integration, and other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	78,100,000	41,000,000	69,400,000
Employee Related
Restructuring Cost and Reserve [Line Items]
Restructuring accruals	9,782,000	2,321,000	19,228,000
Cumulative restructuring costs	56,400,000
Employee Related | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges	3,500,000		5,500,000
Employee Related | General, administrative, restructuring, integration, and other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	27,300,000	5,500,000	14,600,000
Asset Impairment
Restructuring Cost and Reserve [Line Items]
Cumulative restructuring costs	97,700,000
Asset Impairment | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges	25,200,000
Asset Impairment | General, administrative, restructuring, integration, and other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	11,800,000	13,600,000	42,100,000
Contract and Other Related
Restructuring Cost and Reserve [Line Items]
Restructuring accruals	511,000	137,000	7,238,000
Cumulative restructuring costs	80,500,000
Contract and Other Related | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges	300,000
Contract and Other Related | General, administrative, restructuring, integration, and other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	36,900,000	18,800,000	12,700,000
Contract Termination | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges	6,500,000
Contract Termination | General, administrative, restructuring, integration, and other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	2,100,000	3,100,000
Inventory Write Off | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 5,100,000